Expense Example - Western Asset SMASh Series M Fund - SMASh Series M Fund	Jun. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	none
Expense Example, with Redemption, 3 Years	4
Expense Example, with Redemption, 5 Years	8
Expense Example, with Redemption, 10 Years	$ 23